Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Accrued Liabilities And Other Liabilities [Abstract]
Accrued external research and development expenses	$ 12,576	$ 12,738
Accrued payroll and related expenses	9,618	7,372
Accrued professional fees	1,433	1,186
Accrued other	4,437	2,762
Strimvelis liability - current portion	3,096	4,170
Due to UCLA	1,552	1,552
Total accrued expenses and other liabilities	$ 32,712	$ 29,780